INITIAL PUBLIC OFFERING (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 10, 2022	Feb. 09, 2022	Jan. 13, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			101,000,000
Shares issued, price per share			$ 10.10
Proceeds from issuance initial public offering					$ 99,429,074		$ 99,429,074
Stock transaction description			Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination
Payments of stock issuance costs						$ 120,646
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			10,000,000
Shares issued, price per share			$ 10.00
Proceeds from issuance initial public offering			$ 100,000,000
Stock transaction description				In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).			In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Payments of stock issuance costs			6,917,226
Deferred underwriting commissions			$ 3,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering	159,069	159,069
Shares issued, price per share	$ 10.00
Proceeds from issuance initial public offering	$ 1,590,690	$ 1,590,690